UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments (Unaudited)
August 31, 2011

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 99.64%
Federal Home Loan Mortgage Corp.
7.000%, 01/01/2012	$5,604	$5,669
6.000%, 02/01/2017	115,460	123,622
6.500%, 03/01/2017	90,931	99,505
6.000%, 10/01/2017	306,619	333,094
4.500%, 01/01/2018	412,102	441,904
6.500%, 01/01/2018	118,420	125,928
6.000%, 02/01/2018	318,145	345,615
4.500%, 03/01/2018	320,798	340,893
6.000%, 03/01/2018	403,746	438,607
5.000%, 04/01/2018	322,799	346,010
5.000%, 07/01/2018	645,496	699,022
4.500%, 08/01/2018	332,845	353,859
5.000%, 11/01/2018	414,044	444,409
4.500%, 12/01/2018	768,839	824,439
5.500%, 02/01/2019	219,396	238,917
6.000%, 02/01/2019	121,883	132,407
4.500%, 06/01/2019	100,750	108,035
5.000%, 08/01/2019	144,931	156,950
4.000%, 12/01/2019	140,022	148,904
4.000%, 01/01/2020	65,866	70,188
5.500%, 04/01/2020	708,341	778,895
6.000%, 07/01/2020	12,001	13,015
4.500%, 08/01/2020	962,758	1,032,604
6.000%, 08/01/2020	273,253	296,334
5.500%, 10/01/2020	209,621	228,535
5.500%, 04/01/2021	54,443	59,355
5.500%, 05/01/2021	930,087	1,011,683
6.500%, 07/01/2021	23,845	26,741
6.000%, 08/01/2021	145,235	158,138
6.000%, 09/01/2021	67,121	73,473
5.500%, 11/01/2021	69,979	76,294
5.500%, 10/01/2022	295,540	321,468
5.500%, 11/01/2022	101,513	111,685
6.500%, 11/01/2022	14,238	15,967
5.000%, 01/01/2023	237,362	256,006
5.500%, 04/01/2023	421,561	458,280
5.500%, 05/01/2023	326,940	359,748
5.000%, 09/01/2023	59,836	65,497
6.000%, 01/01/2024	745,587	809,964
5.500%, 02/01/2024	280,569	305,183
5.000%, 07/01/2025	2,134,657	2,302,330
5.500%, 01/01/2026	43,850	48,079
6.000%, 08/01/2026	21,075	23,398
6.000%, 09/01/2026	159,687	177,190
5.500%, 12/01/2027	182,501	199,419
Fhlmc Remic Series 2113
2113, 6.000%, 01/15/2014	44,907	46,851
Fhlmc Remic Series 2301
2301, 6.000%, 10/15/2013	184,021	188,904
Fhlmc Remic Series 2344
2344, 6.000%, 08/15/2016	516,997	556,108
2344, 6.500%, 08/15/2031	113,358	126,539
Fhlmc Remic Series 2354
2354, 5.750%, 09/15/2016	294,153	315,649
Fhlmc Remic Series 2368b
2368B, 6.000%, 10/15/2016	69,014	73,866
Fhlmc Remic Series 2503
2503, 5.500%, 09/15/2017	238,008	258,187
Fhlmc Remic Series 2508
2508, 5.000%, 10/15/2017	423,417	460,027
Fhlmc Remic Series 2509
2509, 5.000%, 10/15/2017	73,231	79,138
Fhlmc Remic Series 2510
2510, 5.000%, 10/15/2017	226,375	245,958
Fhlmc Remic Series 2513
2513, 5.000%, 05/15/2017	68,095	69,120
2513, 5.000%, 10/15/2017	320,312	346,020
Fhlmc Remic Series 2515
2515, 5.000%, 10/15/2017	733,278	792,567
Fhlmc Remic Series 2522
2522, 5.500%, 03/15/2022	52,620	54,195
Fhlmc Remic Series 2533
2533, 5.500%, 12/15/2021	302,044	305,889
Fhlmc Remic Series 2538
2538, 5.500%, 09/15/2031	275,213	279,670
Fhlmc Remic Series 2543
2543, 5.000%, 12/15/2017	168,831	182,569
Fhlmc Remic Series 2549
2549, 5.500%, 06/15/2031	127,530	132,110
Fhlmc Remic Series 2558
2558, 4.500%, 06/15/2022	306,139	316,720
Fhlmc Remic Series 2561
2561, 5.500%, 06/15/2022	726,383	761,245
Fhlmc Remic Series 2562
2562, 5.000%, 10/15/2016	40,614	40,900
Fhlmc Remic Series 2563
2563, 5.500%, 10/15/2031	553,436	559,167
Fhlmc Remic Series 2564
2564, 5.500%, 10/15/2017	119,697	128,221
2564, 5.000%, 02/15/2018	250,000	277,273
Fhlmc Remic Series 2568
2568, 4.250%, 12/15/2021	132,865	133,907
Fhlmc Remic Series 2572
2572, 4.500%, 02/15/2017	16,810	16,845
Fhlmc Remic Series 2582
2582, 4.500%, 04/15/2017	29,512	29,655
Fhlmc Remic Series 2587
2587, 4.500%, 10/15/2016	80,114	80,319
Fhlmc Remic Series 2588
2588, 5.000%, 03/15/2032	32,307	33,511
Fhlmc Remic Series 2595
2595, 4.000%, 12/15/2017	708,007	733,960
Fhlmc Remic Series 2597
2597, 5.000%, 03/15/2032	51,259	52,864
Fhlmc Remic Series 2600
2600, 5.500%, 06/15/2032	147,464	156,883
Fhlmc Remic Series 2613
2613, 3.250%, 05/15/2018	375,218	382,264
Fhlmc Remic Series 2614
2614, 4.000%, 05/15/2017	166,527	169,315
Fhlmc Remic Series 2617
2617, 4.500%, 05/15/2018	300,000	324,133
Fhlmc Remic Series 2619
2619, 4.500%, 06/15/2017	114,259	117,381
Fhlmc Remic Series 2625
2625, 3.250%, 07/15/2017	259,809	263,612
Fhlmc Remic Series 2627
2627, 3.000%, 11/15/2017	390,279	399,104
2627, 4.500%, 06/15/2018	45,000	49,297
Fhlmc Remic Series 2629
2629, 4.000%, 03/15/2018	371,173	388,521
Fhlmc Remic Series 2634
2634, 3.500%, 07/15/2017	238,651	242,968
Fhlmc Remic Series 2635
2635, 3.500%, 03/15/2017	60,487	61,245
Fhlmc Remic Series 2636
2636, 5.500%, 07/15/2017	280,338	292,923
Fhlmc Remic Series 2647
2647, 4.500%, 08/15/2017	1,080,000	1,114,919
Fhlmc Remic Series 2657
2657, 5.000%, 12/15/2020	142,901	146,160
Fhlmc Remic Series 2666
2666, 5.500%, 01/15/2022	82,657	86,090
Fhlmc Remic Series 2670
2670, 5.000%, 07/15/2017	640,811	656,402
Fhlmc Remic Series 2677
2677, 4.000%, 09/15/2016	112,559	113,573
Fhlmc Remic Series 2685
2685, 4.000%, 03/15/2017	201,214	205,055
2685, 4.000%, 10/15/2018	150,000	160,712
Fhlmc Remic Series 2695
2695, 4.000%, 10/15/2018	135,000	146,201
2695, 4.500%, 08/15/2028	176,006	178,563
Fhlmc Remic Series 2710
2710, 4.750%, 12/15/2022	384,294	399,639
Fhlmc Remic Series 2718
2718, 4.500%, 06/15/2017 (c)	62,707	64,455
Fhlmc Remic Series 2746
2746, 4.500%, 01/15/2017	40,594	40,602
2746, 5.000%, 02/15/2024	350,000	391,411
Fhlmc Remic Series 2752
2752, 5.500%, 01/15/2015	159,962	160,073
Fhlmc Remic Series 2755
2755, 0.657%, 04/15/2032 (a)	86,759	86,808
Fhlmc Remic Series 2764
2764, 5.000%, 01/15/2029	447,850	457,793
Fhlmc Remic Series 2767
2767, 4.000%, 09/15/2017	299,836	306,836
Fhlmc Remic Series 2776
2776, 4.500%, 11/15/2027	992	992
Fhlmc Remic Series 2786
2786, 4.500%, 01/15/2018	208,522	214,918
Fhlmc Remic Series 2790
2790, 5.000%, 05/15/2019	89,903	97,723
Fhlmc Remic Series 2791
2791, 5.000%, 05/15/2015	34,175	36,516
Fhlmc Remic Series 2795
2795, 5.000%, 03/15/2018	416,886	427,140
Fhlmc Remic Series 2843
2843, 5.500%, 07/15/2015	89,606	95,602
Fhlmc Remic Series 2863
2863, 4.250%, 09/15/2014	58,072	58,771
Fhlmc Remic Series 2864
2864, 5.500%, 01/15/2031	195,017	202,723
Fhlmc Remic Series 2875
2875, 5.500%, 05/15/2031	107,884	109,985
Fhlmc Remic Series 2883
2883, 5.000%, 04/15/2032	211,025	217,773
Fhlmc Remic Series 2888
2888, 4.500%, 04/15/2018	425,000	442,941
Fhlmc Remic Series 2892
2892, 5.000%, 01/15/2018	63,712	64,230
Fhlmc Remic Series 2904
2904, 5.000%, 01/15/2018	47,185	47,446
Fhlmc Remic Series 2922
2922, 5.500%, 01/15/2032	57,986	59,769
Fhlmc Remic Series 2926
2926, 4.500%, 01/15/2019	60,948	62,809
Fhlmc Remic Series 2927
2927, 4.500%, 01/15/2019	214,643	220,146
Fhlmc Remic Series 2934
2934, 02/15/2020 (b)	347,763	335,549
Fhlmc Remic Series 2937
2937, 4.500%, 06/15/2023	537,958	555,890
Fhlmc Remic Series 2958
2958, 4.500%, 09/15/2018	109,656	112,190
Fhlmc Remic Series 2963
2963, 5.500%, 02/15/2031	157,781	161,485
Fhlmc Remic Series 2968
2968, 6.000%, 09/15/2032	344,063	361,478
Fhlmc Remic Series 2970
2970, 5.500%, 01/15/2023	133,122	135,917
Fhlmc Remic Series 3004
3004, 4.500%, 01/15/2023	145,000	152,954
Fhlmc Remic Series 3007
3007, 5.500%, 07/15/2024	220,223	234,675
Fhlmc Remic Series 3033
3033, 5.000%, 09/15/2022	97,138	98,242
Fhlmc Remic Series 3037
3037, 4.500%, 02/15/2020	129,821	136,201
Fhlmc Remic Series 3059
3059, 5.000%, 10/15/2028	285,081	290,600
Fhlmc Remic Series 3062
3062, 5.500%, 09/15/2021	36,774	37,605
Fhlmc Remic Series 3070
3070, 5.000%, 09/15/2028	161,031	162,369
Fhlmc Remic Series 3104
3104, 5.000%, 01/15/2029	381,294	386,326
Fhlmc Remic Series 3113
3113, 5.000%, 10/15/2031	100,000	105,015
Fhlmc Remic Series 3178
3178, 6.000%, 09/15/2028	308,724	330,397
Fhlmc Remic Series 3186
3186, 5.500%, 10/15/2027	81,906	82,010
Fhlmc Remic Series 3241
3241, 5.500%, 07/15/2034	1,036,358	1,076,378
Fhlmc Remic Series 3249
3249, 4.250%, 01/15/2029	2,789	2,789
Fhlmc Remic Series 3296
3296, 5.000%, 02/15/2021	175,679	183,145
Fhlmc Remic Series 3305
3305, 5.500%, 01/15/2030	262,989	265,575
Fhlmc Remic Series 3306
3306, 5.500%, 09/15/2029	242,970	244,163
Fhlmc Remic Series 3337
3337, 5.500%, 07/15/2030	150,587	152,140
Fhlmc Remic Series 3455
3455, 4.500%, 10/15/2021	216,180	223,720
Fhlmc Remic Series 3676
3676, 3.000%, 04/15/2022	80,424	81,773
Fhlmc Remic Series R001
R001, 4.375%, 04/15/2015	70,657	71,109
Fhlmc Series G023
G023, 0.638%, 11/25/2023 (a)	489,390	491,723
Total Federal Home Loan Mortgage Corp. (Cost $39,961,222 )		39,059,052

Federal National Mortgage Association
7.000%, 09/01/2014	134,175	143,026
7.000%, 06/01/2017	64,320	68,563
6.000%, 09/01/2017	204,803	222,735
5.500%, 10/01/2017	177,898	191,873
5.500%, 03/01/2018	154,709	168,206
4.500%, 05/01/2018	310,480	333,376
5.000%, 07/01/2018	163,895	177,716
4.000%, 10/01/2018	704,935	751,093
7.000%, 11/01/2018	59,404	64,077
5.500%, 12/01/2018	165,650	179,998
4.500%, 02/01/2019	129,726	140,508
4.000%, 04/01/2019	1,248,037	1,328,975
4.500%, 04/01/2019	189,375	203,399
4.500%, 05/01/2019	142,874	154,749
5.000%, 05/01/2019	408,700	443,165
5.500%, 05/01/2019	144,869	157,507
5.000%, 09/01/2019	983,406	1,066,943
6.000%, 09/01/2019	108,222	117,563
4.500%, 01/01/2020	586,682	630,128
5.000%, 01/01/2020	175,701	191,176
4.000%, 03/01/2020	108,877	116,006
4.500%, 07/01/2020	135,806	145,863
4.500%, 08/01/2020	238,484	256,107
4.500%, 12/01/2020	647,734	695,600
6.500%, 02/01/2021	440,049	460,678
4.500%, 03/01/2021	341,501	366,737
6.000%, 04/01/2021	244,828	265,958
4.500%, 05/01/2022	272,374	292,544
5.500%, 08/01/2022	514,530	558,827
5.000%, 05/01/2023	175,195	189,860
5.500%, 11/01/2023	54,424	59,240
5.000%, 12/01/2023	188,430	203,142
6.000%, 06/01/2019	70,890	77,175
6.000%, 08/01/2022	64,231	71,492
5.500%, 03/01/2023	174,415	192,873
5.000%, 05/01/2023	183,190	201,013
5.000%, 06/01/2023	90,703	99,528
5.500%, 06/01/2023	162,203	179,369
5.000%, 07/01/2023	416,518	457,041
4.500%, 10/01/2023	324,500	350,532
5.500%, 10/01/2023	107,160	118,950
4.500%, 05/01/2024	229,732	247,587
5.500%, 07/01/2025	291,518	322,005
6.000%, 05/01/2026	95,702	106,192
4.726%, 12/01/2026 (a)	48,742	50,059
6.000%, 04/01/2027	93,506	103,755
4.808%, 05/01/2027 (a)	9,070	9,322
6.000%, 06/01/2027	172,932	191,780
6.500%, 03/01/2029	120,416	138,187
5.500%, 12/01/2032	256,046	282,183
5.500%, 06/01/2033	163,179	179,861
5.500%, 02/01/2035	259,355	285,830
5.500%, 11/01/2035	326,861	359,817
1.478%, 08/01/2042 (a)	38,478	38,589
Fnma Remic Tr 1997-42
1997-42, 7.000%, 07/18/2012	15,083	15,353
Fnma Remic Trust
07/25/2020 (b)	78,990	75,158
Fnma Remic Trust 2001-51
2001-51, 6.000%, 10/25/2016	190,748	205,563
Fnma Remic Trust 2002-11
2002-11, 5.500%, 03/25/2017	102,764	110,147
Fnma Remic Trust 2002-19
2002-19, 6.000%, 04/25/2017	29,809	32,081
Fnma Remic Trust 2002-55
2002-55, 5.500%, 09/25/2017	440,922	481,361
Fnma Remic Trust 2002-57
2002-57, 5.500%, 09/25/2017	394,148	425,472
Fnma Remic Trust 2002-59b
2002-59B, 5.500%, 09/25/2017	109,028	117,997
Fnma Remic Trust 2002-61
2002-61, 5.500%, 10/25/2017	71,929	77,905
Fnma Remic Trust 2002-7
2002-7, 5.500%, 03/25/2017	735,170	792,671
Fnma Remic Trust 2002-72
2002-72, 5.500%, 11/25/2017	228,923	248,173
Fnma Remic Trust 2002-74
2002-74, 5.000%, 11/25/2017	326,348	352,420
Fnma Remic Trust 2002-83
2002-83, 4.500%, 01/25/2017	72,607	73,076
Fnma Remic Trust 2002-97
2002-97, 5.500%, 03/25/2031	107,404	107,631
2002-97, 5.500%, 12/25/2031	82,899	85,812
Fnma Remic Trust 2003-122
2003-122, 5.500%, 08/25/2022	245,000	259,564
Fnma Remic Trust 2003-128
2003-128, 5.000%, 08/25/2020	115,779	116,886
Fnma Remic Trust 2003-17
2003-17, 4.500%, 03/25/2017	34,876	35,100
2003-17, 4.250%, 09/25/2022	84,029	87,222
Fnma Remic Trust 2003-18
2003-18, 4.000%, 06/25/2017	56,611	57,498
Fnma Remic Trust 2003-2
2003-2, 5.000%, 03/25/2032	721,008	743,752
Fnma Remic Trust 2003-21
2003-21, 5.000%, 03/25/2018	277,199	300,175
Fnma Remic Trust 2003-23
2003-23, 5.000%, 03/25/2017	20,662	20,797
Fnma Remic Trust 2003-25
2003-25, 4.500%, 03/25/2017	25,540	25,574
Fnma Remic Trust 2003-33
2003-33, 4.000%, 07/25/2017	805,555	819,165
Fnma Remic Trust 2003-35
2003-35, 4.000%, 04/25/2017	73,515	74,202
Fnma Remic Trust 2003-36
2003-36, 4.500%, 06/25/2017	35,550	36,135
Fnma Remic Trust 2003-42
2003-42, 5.500%, 05/25/2032	568,403	584,143
Fnma Remic Trust 2003-46
2003-46, 4.000%, 06/25/2023	66,009	68,933
Fnma Remic Trust 2003-49
2003-49, 5.500%, 06/25/2023	144,500	159,603
Fnma Remic Trust 2003-52
2003-52, 3.500%, 07/25/2017	156,950	159,672
Fnma Remic Trust 2003-57
2003-57, 5.000%, 06/25/2018	45,292	48,947
Fnma Remic Trust 2003-74
2003-74, 3.750%, 08/25/2018	148,353	156,372
Fnma Remic Trust 2003-81
2003-81, 4.750%, 10/25/2016	43,646	43,631
2003-81, 4.500%, 04/25/2018	782,595	819,401
2003-81, 4.500%, 09/25/2018	90,000	97,847
Fnma Remic Trust 2003-91
2003-91, 4.500%, 09/25/2018	540,000	581,571
Fnma Remic Trust 2004-36
2004-36, 4.000%, 03/25/2018	197,376	202,398
Fnma Remic Trust 2004-44
2004-44, 4.500%, 05/25/2021	39,284	39,740
Fnma Remic Trust 2004-61
2004-61, 5.500%, 08/25/2021	60,000	63,341
Fnma Remic Trust 2004-66
2004-66, 4.500%, 08/25/2018	210,644	213,097
Fnma Remic Trust 2004-70
2004-70, 4.500%, 11/25/2017	146,992	147,628
Fnma Remic Trust 2004-81
2004-81, 4.500%, 04/25/2017	43,648	43,781
Fnma Remic Trust 2005-23
2005-23, 5.500%, 10/25/2032	35,572	35,978
Fnma Remic Trust 2005-27
2005-27, 5.500%, 05/25/2034	96,580	106,731
Fnma Remic Trust 2005-29
2005-29, 5.000%, 05/25/2028	96,792	97,481
Fnma Remic Trust 2005-38
2005-38, 5.000%, 06/25/2019	115,196	119,628
Fnma Remic Trust 2005-43
2005-43, 5.000%, 05/25/2019	209,734	210,690
Fnma Remic Trust 2005-46
2005-46, 5.000%, 01/25/2020	83,263	84,834
Fnma Remic Trust 2005-48
2005-48, 5.000%, 03/25/2030	166,409	169,117
Fnma Remic Trust 2005-62
2005-62, 5.000%, 06/25/2035	88,181	97,240
Fnma Remic Trust 2005-68
2005-68, 5.750%, 07/25/2035	29,718	32,420
Fnma Remic Trust 2005-73
2005-73, 0.437%, 08/25/2035 (a)	833,302	831,797
Fnma Remic Trust 2005-8
2005-8, 5.000%, 07/25/2019	268,292	280,890
Fnma Remic Trust 2005-87
2005-87, 5.000%, 07/25/2030	355,000	374,966
Fnma Remic Trust 2005-93
2005-93, 4.500%, 11/25/2019	407,649	424,376
Fnma Remic Trust 2006-111
2006-111, 4.500%, 08/25/2023	125,181	127,588
Fnma Remic Trust 2006-75
2006-75, 6.500%, 12/25/2033	48,138	48,616
Fnma Remic Trust 2006-9
2006-9, 5.500%, 07/25/2029	201,523	204,629
Fnma Remic Trust 2007-33
2007-33, 5.500%, 04/25/2037	32,444	36,501
Fnma Remic Trust 2007-65b
2007-65B, 6.000%, 03/25/2031	22,732	23,027
Fnma Remic Trust 2008-16
2008-16, 4.250%, 05/25/2022	629,244	658,410
Fnma Remic Trust 2008-55
2008-55, 5.000%, 07/25/2019	61,129	65,421
Fnma Remic Trust 2009-37
2009-37, 4.000%, 04/25/2019	353,008	373,534
Fnma Remic Trust 2010-17
2010-17, 4.500%, 06/25/2021	952,989	1,021,891
Fnma Remic Trust 2010-39
2010-39, 5.000%, 10/25/2032	177,251	189,989
Fnma Remic Trust 2010-57
2010-57, 5.000%, 07/25/2025	295,269	317,835
Total Federal National Mortgage Association (Cost $29,417,543)		29,549,062

Government National Mortgage Association
Gnma Remic Tr 1998-21
1998-21, 6.500%, 09/20/2028	117,948	131,169
Gnma Remic Trust 2003-97
2003-97, 4.500%, 01/16/2030	480,678	491,152
Gnma Remic Trust 2005-51
2005-51, 4.500%, 07/20/2035	518,325	538,185
Gnma Remic Trust 2007-49
2007-49, 12/20/2035 (b)	45,540	42,997
Gnma Remic Trust 2009-58
2009-58, 4.000%, 11/16/2031	182,940	192,565
Gnma Platimum Pool 781467
5.000%, 02/15/2018	75,032	80,573
Gnma Platimum Pool 782098
6.000%, 01/15/2020	82,667	89,148
Gnma Platimum Pool 782039
4.500%, 11/15/2018	581,402	622,715
Gnma Platimum Pool 781731
5.500%, 11/15/2020	477,380	510,910
Total Government National Mortgage Association (Cost $1,300,668)		2,699,414
Total Investments (Cost $71,074,174) - 99.64%		$71,307,528
Other Assets in Excess of Liabilities - 0.36%		254,972
TOTAL NET ASSETS - 100.00%		$71,562,500

Footnotes
Percentages are stated as a percent of net assets.

(a)	Variable Rate
(b)	PO - Principal Only
(c)	Is Callable/Putable?

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$71,074,174
Gross unrealized appreciation	284,333
Gross unrealized depreciation	(50,979)
Net unrealized appreciation	$233,354

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May 31, 2012.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Mortgage Backed Securities	$-	$71,307,528	$-	$71,307,528
Total Investments	$-	$71,307,528	$-	$71,307,528

There were no significant transfers between Levels 1 and 2 during the period ended August 31, 2011
There were no Level 3 securities during the period ended August 31, 2011.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.